CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 4,141	$ 2,238
Restricted cash	458	36
Accounts receivable, net	27,777	11,951
Notes receivable	526	526
Inventories, net	11,906	15,840
Project assets	24,654	42,211
Prepaid expenses and other current assets, net	4,382	5,983
Amount due from related parties	39	94
Current assets of discontinued operation	0	52,433
Total current assets	73,883	131,312
Intangible assets	1,801	2,305
Goodwill	651	683
Accounts receivable, noncurrent	0	7,100
Other receivable, noncurrent	832	550
Notes receivable, noncurrent	4,297	4,823
Property, plant and equipment, net	21,150	23,392
Project assets, noncurrent	16,368	16,368
Investment in affiliates	69,606	69,606
Deferred tax assets, net	140	290
Noncurrent assets of discontinued operation	0	60,882
Total assets	188,728	317,311
Current liabilities:
Accounts payable	16,271	19,064
Accrued liabilities	16,495	19,860
Income taxes payable	293	67
Advance from customers	25,984	31,122
Short-term borrowings and current portion of long-term borrowings	3,166	5,478
Convertible bonds	41,600	35,000
Amount due to related parties	79	0
Other current liabilities	62,643	62,399
Current liabilities of discontinued operation	0	213,316
Total current liabilities	166,531	386,306
Convertible bonds, noncurrent	13,400	15,785
Long-term borrowings, excluding current portion	6,674	7,445
Deferred tax liabilities, net	515	748
Other noncurrent liabilities	1,538	1,538
Noncurrent liabilities of discontinued operation	0	3,133
Total liabilities	188,658	414,955
Equity (Deficit):
Ordinary shares, par $0.0001, 500,000,000 shares authorized, 7,914,125 and 7,250,672 shares issued and outstanding as of December 31, 2018 and 2017, respectively*	1	1
Additional paid in capital	601,319	489,972
Accumulated other comprehensive loss	(35,115)	(33,874)
Accumulated deficit	(570,126)	(557,844)
Total deficit attributable to the shareholders of SPI Energy Co., Ltd.	(3,921)	(101,745)
Noncontrolling interests	3,991	4,101
Total equity (deficit)	70	(97,644)
Total liabilities and equity (deficit)	$ 188,728	$ 317,311